UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2010

Date of reporting period:	April 30, 2010

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Mortgage Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2010

Total Return for the 6 Months Ended April 30, 2010
Class A	Class B	Class C	Class I	Capital Mortgage Index[1]	Barclays Lipper U.S. Mortgage Funds Index[2]
2.18%	1.89%	1.88%	2.32%	2.01%	2.90%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Overall, economic data released during the six-month reporting period indicated ongoing improvement in the economy. Gross domestic product (GDP) estimates for the first quarter of 2010 showed the economy was still expanding, marking the third consecutive quarter of positive GDP growth. Core inflation has remained steady and well within the Federal Reserve's implicit target range. Mixed signals came from the housing market, with increases in housing starts but declines in existing home sales in the first quarter of this year. On the jobs front, although job creation continued to rise, unemployment remained high as job growth motivated more people to enter the labor market.

The agency mortgage-backed securities (MBS) market posted positive returns for the six-month reporting period, with higher coupon and long maturity (30-year) issues outperforming for the overall period. The Federal Reserve's support of the MBS market through its purchase program, which ended in March, absorbed most of the new supply during the reporting period. Despite lower mortgage rates, refinancing applications did not increase significantly. Tighter credit underwriting standards and lower home values were the main reasons for the lack of prepayments. For the next three years the Treasury department is removing the $200 billion cap on Preferred Stock Purchase Agreements, the facility for government sponsored enterprises (GSEs) such as Fannie Mae and Freddie Mac to issue preferred shares to the U.S. Treasury to help cover losses in their mortgage programs and maintain minimum capital on their balance sheets. In February, Fannie Mae and Freddie Mac announced programs to buy seriously delinquent loans, thereby removing them from mortgage pools. Freddie Mac conducted its buyouts in March while Fannie Mae's program will take place over a three- to four-month period. The implications are both positive and negative for mortgages, depending upon their coupons. Following the announcement of the buyout programs, premium coupon MBS began to underperform. This is because these securities contain most of the seriously delinquent loans and thus, the buyouts will result in faster-than-expected prepayments for these mortgage pools. Conversely, current and discount coupons performed well as proceeds from the buyout programs are anticipated to be reinvested in these coupons. Prepayment estimates for premium coupon issues are likely to continue to be volatile as the lack of historical buyout data makes estimating the prepayment speeds difficult. Once the bulk of the seriously delinquent loans are removed from the mortgage population, we believe premium coupon MBS should begin to experience better relative performance as the rest of the mortgage sector returns to trading on the basis of fundamentals rather than a one-off technical situation.

Additionally, the supply of distressed homes should be reduced by the government's Home Affordability Modification Program (HAMP) and private modification programs designed to help keep distressed mortgages from being sold in the market at distressed prices. This could reduce the chances of a sharp decline in home prices caused by distressed sales. Furthermore, realtor-owned inventory should also decline, aiding the housing market in the short term and potentially leading to a decrease in overall distressed housing inventory long term.

Performance Analysis

Class A and Class I shares of the Fund outperformed and Class B and Class C shares of the Fund underperformed the Barclays Capital Mortgage Index (the "Index"), while all share classes underperformed the Lipper U.S. Mortgage Funds Index for the six months ended April 30, 2010, assuming no deduction of applicable sales charges.

For much of the reporting period, we maintained a bias toward higher coupon (5.5 percent and above) agency MBS as these securities have low near-term prepayment expectations and a lower level of sensitivity to refinancing activity. This positioning contributed positively to the Fund's relative performance for the period. Late in the reporting period, as relative value in the sector began to decline and the probability of servicer buyouts became more pronounced, we reduced positions in issues with coupons of 6.0 percent to 6.5 percent. Additionally, the MBS position favored the 30-year sector over the 15-year sector as we believe technical, or demand/supply, factors appear more favorable in this segment and because longer maturity issues typically benefit the most from declining interest rate volatility.

Positions in commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS), sectors which are not represented in the Index, benefited performance. CMBS was one of the best performing sectors of the fixed income market for the six-month period and spread tightening in the ABS sector led to its strong performance as well.

The Fund's interest rate swap positions also contributed to performance. We employed tactical strategies involving interest rate swaps that were designed to take advantage of anomalies across the swap curve.

The Fund's yield curve positioning, however, was less advantageous. The Fund was positioned for a flattening of the yield curve between the 2-year and 5-year maturity segments. This positioning detracted from performance as the flattening of the curve did not materialize to the extent we anticipated during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 04/30/10
Mortgage-Backed Securities — FNMA	38.3%
Mortgage-Backed Securities — FHLMC	26.7
Short-Term Investments	19.0
Asset-Backed Securities	6.1
Collateralized Mortgage Obligations	4.1
Mortgage-Backed Securities — GNMA	3.6
US Government Obligations	1.3
Commercial Mortgage-Backed Securities	0.9
LONG-TERM CREDIT ANALYSIS as of 04/30/10
AAA	100%

+ Does not include long/short futures contacts with an underlying face amount of $57,056,064 and net unrealized appreciation of $148,280. Also does not include open swap contracts with net unrealized depreciation of $48,337 and the value of securities held as collateral on loaned securities.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition data is as a percentage of total investments excluding the value of securities held as collateral on loaned securities and long-term credit analysis data is as a percentage of total long-term investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least at least 80 percent of its assets in mortgage-related securities, including mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs") and commercial mortgage-backed securities ("CMBS"). In making investment decisions, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., considers economic developments, interest rate levels and other factors. The Fund is not limited as to the maturities or types of mortgage-backed securities in which it may invest. The Fund may also use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended April 30, 2010
Symbol	Class A Shares* (since 07/28/97) MTGAX	Class B Shares ** (since 03/31/87) MTGBX	Class C Shares† (since 07/28/97) MTGCX	Class I Shares†† (since 07/28/97) MTGDX
1 Year	6.29%[3] 1.77 [4]	5.58%[3] 0.58 [4]	5.68%[3] 4.68 [4]	6.62%[3] —
5 Years	2.04 [3] 1.16 [4]	1.41 [3] 1.07 [4]	1.42 [3] 1.42 [4]	2.30 [3] —
10 Years	4.17 [3] 3.72 [4]	3.60 [3] 3.60 [4]	3.48 [3] 3.48 [4]	4.37 [3] —
Since Inception	4.34 [3] 3.98 [4]	5.33 [3] 5.33 [4]	3.60 [3] 3.60 [4]	4.40 [3] —
Gross Expense Ratio	1.17	1.77	1.77	0.92

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expenses are as of the Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Barclays Capital Mortgage Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper U.S. Mortgage Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/09 – 04/30/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/09	04/30/10	11/01/09 – 04/30/10
Class A
Actual (2.18% return)	$1,000.00	$1,021.80	$5.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.89	$5.96
Class B
Actual (1.89% return)	$1,000.00	$1,018.90	$8.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.92	$8.95
Class C
Actual (1.88% return)	$1,000.00	$1,018.80	$8.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.92	$8.95
Class I
Actual (2.32% return)	$1,000.00	$1,023.20	$4.72
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.13	$4.71

  @  Expenses are equal to the Fund's annualized expense ratios of 1.19%, 1.79%, 1.79% and 0.94% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.20%, 1.80%, 1.80% and 0.95% for Class A, Class B, Class C and Class I shares, respectively.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	U.S. Government Agencies - Mortgage-Backed Securities (84.9%)
	Federal Home Loan Mortgage Corp. (1.4%)
$559		9.50%	01/01/17 - 02/01/19	$630,429
573		10.00	04/01/16 - 12/01/20	642,711
				1,273,140
	Federal Home Loan Mortgage Corp. (ARM) (1.5%)
428		5.494	05/01/37	452,268
254		5.528	01/01/38	268,820
320		5.741	03/01/37	337,841
271		6.038	02/01/37	286,898
				1,345,827
	Federal Home Loan Mortgage Corp. (PC) Gold (29.8%)
750		4.50	(a)	756,446
3,297		4.50	05/01/23 - 01/01/36	3,392,295
10,364		5.00	08/01/35 - 07/01/38	10,776,491
3,799		5.50	01/01/36 - 05/01/38	4,019,328
2,600		6.00	(a)	2,783,219
3,707		6.00	12/01/37 - 06/01/38	3,973,634
478		6.50	06/01/29 - 08/01/38	523,701
189		7.50	04/01/20 - 05/01/35	214,889
86		8.00	08/01/32	99,018
111		8.50	08/01/31	129,789
86		10.00	10/01/21	95,607
				26,764,417
	Federal Home Loan Mortgage Corp. Strip (0.3%)
723	208 (IO)	7.00	06/01/30	175,397
612	206 (IO)	7.50	12/01/29	122,805
				298,202
	Federal National Mortgage Assoc. (46.9%)
3,800		4.50	(a)	3,832,064
158		4.50	11/01/23	164,788
2,775		5.00	(a)	2,861,286
3,010		5.00	12/01/35 - 03/01/39	3,127,541
17,320		5.50	11/01/35 - 11/01/38	18,283,273
7,050		6.00	(a)	7,528,082
945		6.00	01/01/37	1,009,477
2,947		6.50	01/01/27 - 12/01/33	3,244,244
49		7.00	07/01/23 - 06/01/32	54,740
302		7.50	08/01/37	340,817

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$215		8.00%		04/01/33	$248,494
215		8.50		10/01/32	249,859
794		9.50		04/01/30	917,527
16		9.75		03/01/16	16,992
117		10.00		10/01/18	131,755
					42,010,939
	Federal National Mortgage Assoc. (ARM) (0.3%)
219		5.779		03/01/38	230,028
	Federal National Mortgage Assoc. Strip (0.3%)
270	289 2 (IO)	7.00		11/01/27	65,049
278	306 (IO)	8.00		05/01/30	63,584
242	307 (IO)	8.00		06/01/30	54,865
289	267 2 (IO)	8.50		10/01/24	70,726
					254,224
	Government National Mortgage Assoc. (4.3%)
875		4.50		(a)	888,672
1,700		5.50		(a)	1,804,922
408		6.50		08/15/25 - 05/15/29	451,142
619		11.00		04/15/21	701,420
					3,846,156
	Government National Mortgage Assoc. II (0.1%)
102		8.00		05/20/30	117,396
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $73,608,293)				76,140,329
	Asset-Backed Securities (7.6%)
964	Access Group, Inc. 2003-A A1	0.746	(b)	04/25/23	951,490
900	AmeriCredit Automobile Receivables Trust 2010-A A2	1.46		11/06/13	899,072
900	AESOP Funding II LLC 2010-3A A (144A) (c)	4.64		05/20/16	910,871
340	Brazos Student Loan Finance Corp. 2010-1 A1	2.085	(b)	06/25/35	340,000
625	Chesapeake Funding LLC 2009-1 A (144A) (c)	2.254	(b)	12/15/20	628,635
725	Ford Credit Floorplan Master Owner Trust 2009-2 A	1.804	(b)	09/15/14	732,491
	GE Capital Credit Card Master Note Trust
1,000	2009-1 A	2.354	(b)	04/15/15	1,022,894
375	2010-2 A	4.47		03/15/20	379,122

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	SLC Student Loan Trust
$950	2006-A A4	0.423	(b)%	01/15/19	$883,683
22	2007-3 A1	0.306	(b)	10/27/14	22,326
	Total Asset-Backed Securities (Cost $6,758,355)				6,770,584
	Collateralized Mortgage Obligations (5.0%)
	Private Issues (4.3%)
	American Home Mortgage Investment Trust
494	2005-1 7A1	2.482	(b)	06/25/45	458,951
137	2004-1 1A	0.613	(b)	04/25/44	99,919
25	Bear Stearns Mortgage Funding Trust 2006-AR2 1A1	0.463	(b)	09/25/46	14,343
266	Chase Mortgage Finance Corp. 2007-A1 2A1	4.124	(b)	02/25/37	260,636
143	Countrywide Home Loan 2004-29 1A1	0.803	(b)	02/25/35	124,873
940	FDIC Structured Sale Guaranteed Notes 2010-S1 1A (144A) (c)	0.823	(b)	02/25/48	943,018
	First Horizon Mortgage Pass-Through Trust
79	2004-FL1 1A1	0.533	(b)	02/25/35	60,917
101	2005-AR1 2A2	2.875	(b)	04/25/35	97,252
21	Greenpoint Mortgage Funding Trust 2006-OH1 A1	0.443	(b)	01/25/37	13,123
25	Luminent Mortgage Trust 2006-1 A1	0.503	(b)	04/25/36	13,016
62	MLCC Mortgage Investors, Inc. 2004-A A2	0.684	(b)	04/25/29	57,112
	Sequoia Mortgage Trust
669	2004-6 A1	2.059	(b)	07/20/34	578,461
350	2010-H1 A1	3.75	(b)	02/25/40	350,000
	Structured Adjustable Rate Mortgage Loan Trust
320	2004-6 3A2	2.83	(b)	06/25/34	309,606
145	2004-13 A2	0.563	(b)	09/25/34	121,513
129	2004-10 1A2	2.799	(b)	08/25/34	108,487
411	Structured Asset Mortgage Investments, Inc. 2005-AR2 2A1	0.493	(b)	05/25/45	253,387
					3,864,614
	U.S. Government Agency (0.7%)
621	Federal National Mortgage Assoc. 1996-46 FC	1.481	(b)	12/25/23	638,248
	Total Collateralized Mortgage Obligations (Cost $4,310,510)				4,502,862

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	U.S. Government Obligations (1.6%)
$390	U.S. Treasury Bonds (d)	4.625%		02/15/40	$396,216
1,000	U.S. Treasury Notes (d)	3.25		12/31/16	1,012,422
	Total U.S. Government Obligations (Cost $1,388,986)				1,408,638
	Commercial Mortgage-Backed Securities (1.1%)
360	Commercial Mortgage Pass-Through Certificates 2007-C9 A4	5.816	(b)	12/10/49	370,970
110	GE Capital Commercial Mortgage Corp. 2004-C2 A4	4.893		03/10/40	114,374
225	GS Mortgage Securities Corp. II 2006-GG6 A4 (b)	5.553		04/10/38	230,753
275	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336		05/15/47	271,687
	Total Commercial Mortgage-Backed Securities (Cost $928,047)				987,784
	Short-Term Investments (29.7%)
	U.S. Government Obligations (d)(e)(f) (10.4%)
9,355	U.S. Treasury Bills (Cost $9,351,137)	0.001 - 0.155		05/06/10 - 08/19/10	9,354,035
	Securities Held as Collateral on Loaned Securities (6.2%)
	Repurchase Agreements (1.4%)
152	Bank of America Securities LLC (0.20%, dated 04/30/10, due 05/03/10; proceeds $152,278; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.50% due 11/01/38; valued at $155,321)				152,276
1,110	Barclays Capital (0.46%, dated 04/30/10, due 05/03/10; proceeds $1,110,463; fully collateralized by common stocks at the date of this Portfolio of Investments as follows:
1-800-FLOWERS.COM, Inc., Acme Packet, Inc., Argon ST, Inc., Atheros Communications,
Cardiome Pharma Corp., Career Education Corp., Casual Male Retail Group, Inc., Century
Aluminum Co., Cheesecake Factory (The), Inc., Deckers Outdoor Corp., DryShips, Inc.,
Dyax Corp., ENGlobal Corp., First Niagara Financial Group, Inc., Gen-Probe, Inc.,
GigaMedia Ltd., HealthTronics, Inc., Hudson City Bancor, Inc., IAC/InterActiveCorp, Interactive
Brokers Group, Inc., InterMune, Inc., Ista Pharmaceuticals, Inc., Lamar Advertising Co.,
Landstar System, Inc., Limelight Networks, Inc., Lincare Holdings, Inc., Lincoln Electric
Holdings, Inc., Lufkin Industries, Inc., Mattson Technology, Inc., Pantry (The), Inc., P.F. Chang's
China Bistro, Inc., PMC-Sierra, Inc., People's United Financial, Inc., Quality Systems, Inc.,
Regeneron Pharmaceuticals, Inc., Royal Gold, Inc., Savient Pharmaceuticals, Inc., Select
Comfort Corp., Sierra Wireless, Inc., Smith & Wesson Holding Corp., Sohu.com, Inc., Steel
Dynamics, Inc., SunPower, Corp., Synta Pharmaceuticals Corp., Tellabs, Inc., Westamerica
	Bancorp., Youbet.com, Inc., Yucheng Technologies Ltd.; valued at $1,165,942)				1,110,420
	Total Repurchase Agreements (Cost $1,262,696)				1,262,696

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (4.8%)
4,257	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $4,257,204)		$4,257,204
	Total Securities Held as Collateral on Loaned Securities (Cost $5,519,900)		5,519,900
	Investment Company (13.1%)
11,771	Morgan Stanley institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 6) (Cost $11,771,410)		11,771,410
	Total Short-Term Investments (Cost $26,642,447)		26,645,345
	Total Investments (Cost $113,636,638) (g)(h)	129.9%	116,455,542
	Liabilities in Excess of Other Assets	(29.9)	(26,823,204)
	Net Assets	100.0%	$89,632,338

  ARM  Adjustable Rate Mortgage. Interest rate in effect as of April 30, 2010.

  FDIC  Federal Deposit Insurance Corporation.

  IO  Interest Only Security.

  PC  Participation Certificate.

  (a)  Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

  (b)  Floating rate security. Rate shown is the rate in effect at April 30, 2010.

  (c)  Resale is restricted to qualified institutional investors.

  (d)  All or a portion of this security was on loan at April 30, 2010.

  (e)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

  (f)  A portion of this security has been physically segregated in connection with open futures contracts.

  (g)  Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, open futures and swap contracts.

  (h)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,881,906 and the aggregate gross unrealized depreciation is $63,002 resulting in net unrealized appreciation of $2,818,904.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

Futures Contracts Open at April 30, 2010:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
210	Long	U.S. Treasury Notes 5 Year, June 2010	$24,330,470	$86,918
48	Long	U.S. Treasury Notes 10 Year, June 2010	5,659,500	56,487
19	Long	U.S. Treasury Bonds 30 Year, June 2010	2,262,188	44,486
114	Short	U.S. Treasury Notes 2 Year, June 2010	(24,803,906)	(39,611)
		Net Unrealized Appreciation		$148,280

Interest Rate Swap Contracts Open at April 30, 2010:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America Group***	$1,862	3 Month LIBOR	Pay	5.343%	April 7, 2020	$28,880
Bank of America Group	451	3 Month LIBOR	Receive	4.643	April 7, 2040	(27,272)
Deutsche Bank Group	2,570	3 Month LIBOR	Receive	2.784	January 14, 2015	(32,613)
Deutsche Bank Group***	9,910	3 Month LIBOR	Pay	4.40	October 1, 2016	(35,676)
Deutsche Bank Group***	5,332	3 Month LIBOR	Receive	4.41	October 3, 2018	44,469
Goldman Sachs Group Inc.	1,190	3 Month LIBOR	Receive	3.769	April 13, 2020	(11,876)
JPMorgan Chase Group	11,970	3 Month LIBOR	Receive	2.622	March 11, 2015	(35,910)
JPMorgan Chase Group***	5,850	3 Month LIBOR	Pay	5.09	December 23, 2019	44,577
JP Morgan Chase Group***	1,870	3 Month LIBOR	Pay	5.395	April 7, 2020	32,762
JPMorgan Chase Group	1,400	3 Month LIBOR	Receive	4.393	December 23, 2039	(24,794)
JP Morgan Chase Group	450	3 Month LIBOR	Receive	4.69	April 7, 2040	(30,884)
				Net Unrealized Depreciation		$(48,337)

  LIBOR  London Interbank Offered Rate.

  ***  Forward interest rate swap contract. Periodic payments on a specified notional contract amount with future effective date, unless terminated earlier.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Investments in securities, at value (cost $97,608,024) (including $5,407,801 for securities loaned)	$100,426,928
Investment in affiliate, at value (cost $16,028,614)	16,028,614
Unrealized appreciation on open swap contracts	150,688
Cash	23,099
Receivable for:
Investments sold	7,341,042
Interest	291,074
Principal paydowns	51,251
Variation margin	79,919
Periodic interest on open swap contracts	5,453
Shares of beneficial interest sold	250
Dividends from affiliate	246
Prepaid expenses and other assets	43,659
Total Assets	124,442,223
Liabilities:
Unrealized depreciation on open swap contracts	199,025
Collateral on securities loaned, at value	5,519,900
Payable for:
Investments purchased	28,715,625
Periodic interest on open swap contracts	102,878
Shares of beneficial interest redeemed	72,082
Investment advisory fee	33,301
Distribution fee	23,503
Dividends to shareholders	12,338
Administration fee	5,904
Transfer agent fee	4,932
Accrued expenses and other payables	120,397
Total Liabilities	34,809,885
Net Assets	$89,632,338
Composition of Net Assets:
Paid-in-capital	$119,886,458
Net unrealized appreciation	2,918,847
Accumulated undistributed net investment income	194,028
Accumulated net realized loss	(33,366,995)
Net Assets	$89,632,338
Class A Shares:
Net Assets	$79,457,426
Shares Outstanding (unlimited shares authorized, $.01 par value)	9,633,703
Net Asset Value Per Share	$8.25
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$8.62
Class B Shares:
Net Assets	$7,218,235
Shares Outstanding (unlimited shares authorized, $.01 par value)	891,978
Net Asset Value Per Share	$8.09
Class C Shares:
Net Assets	$2,817,087
Shares Outstanding (unlimited shares authorized, $.01 par value)	344,826
Net Asset Value Per Share	$8.17
Class I Shares:
Net Assets	$139,590
Shares Outstanding (unlimited shares authorized, $.01 par value)	17,264
Net Asset Value Per Share	$8.09

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2010 (unaudited)

Net Investment Income: Income
Interest	$1,814,704
Interest and dividends from affiliates	8,359
Income from securities loaned - net	4,614
Total Income	1,827,677
Expenses
Investment advisory fee	216,524
Distribution fee (Class A shares)	100,885
Distribution fee (Class B shares)	35,501
Distribution fee (Class C shares)	12,373
Transfer agent fees and expenses	49,859
Professional fees	39,711
Administration fee	36,855
Shareholder reports and notices	28,740
Registration fees	24,937
Trustees' fees and expenses	11,747
Custodian fees	5,549
Other	22,218
Total Expenses	584,899
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(3,436)
Net Expenses	581,463
Net Investment Income	1,246,214
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	757,482
Investments in affiliates	58,550
Futures contracts	18,691
Swap contracts	(84,614)
Net Realized Gain	750,109
Change in Unrealized Appreciation/Depreciation on:
Investments	(182,800)
Investments in affiliates	(40,847)
Futures contracts	143,194
Swap contracts	(78,348)
Net Change in Unrealized Appreciation/Depreciation	(158,801)
Net Gain	591,308
Net Increase	$1,837,522

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2010	FOR THE YEAR ENDED OCTOBER 31, 2009
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$1,246,214	$3,261,460
Net realized gain (loss)	750,109	(6,781,166)
Net change in unrealized appreciation/depreciation	(158,801)	13,500,014
Net Increase	1,837,522	9,980,308
Dividends to Shareholders from Net Investment Income:
Class A shares	(1,659,953)	(2,660,014)
Class B shares	(148,080)	(300,105)
Class C shares	(50,996)	(88,963)
Class I shares	(3,698)	(29,783)
Total Dividends	(1,862,727)	(3,078,865)
Net decrease from transactions in shares of beneficial interest	(6,674,183)	(24,884,264)
Net Decrease	(6,699,388)	(17,982,821)
Net Assets:
Beginning of period	96,331,726	114,314,547
End of Period (Including accumulated undistributed net investment income of $194,028 and $810,541, respectively)	$89,632,338	$96,331,726

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2010 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (5) interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker: cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Interest Rate Swaps — The Fund may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or a portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within realized gains/losses on swap contracts on the Statement of Operations.

Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at April 30, 2010 were $5,407,801 and $5,519,900 respectively. The Fund received cash collateral which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended October 31, 2009 remains subject to examination by taxing authorities.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.

2. Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

The following is the summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
U.S. Government Agencies - Mortgage-Backed Securities	$76,140,329	—	$76,140,329	—
Asset-Backed Securities	6,770,584	—	6,770,584	—
Collateralized Mortgage Obligations	4,502,862	—	4,502,862	—
U.S. Government Obligations	1,408,638	—	1,408,638	—
Commercial Mortgage-Backed Securities	987,784	—	987,784	—
Short-Term Investments
U.S. Government Obligations	9,354,035	—	9,354,035	—
Repurchase Agreements	1,262,696	—	1,262,696	—
Investment Company	16,028,614	$16,028,614	—	—
Total Short-Term Investments	26,645,345	16,028,614	10,616,731	—
Futures	187,891	187,891	—	—
Interest Rate Swaps	150,688	—	150,688	—
Total	$116,794,121	$16,216,505	$100,577,616	—
Liabilities:
Futures	$(39,611)	$(39,611)	—	—
Interest Rate Swaps	(199,025)	—	$(199,025)	—
Total	$(238,636)	$(39,611)	$(199,025)	—

3. Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Fund.

Futures To hedge against adverse interest rate and market risks on portfolio position or anticipated positions in U.S. Government securities, the Fund may enter into interest rate, swap and Eurodollar futures contacts ("futures contracts"). These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Transactions in futures contracts for the six months ended April 30, 2010, were as follows:

NUMBER OF CONTRACTS
Futures, outstanding at beginning of the period	35
Futures opened	1,159
Futures closed	(803)
Futures, outstanding at end of the period	391

Interest Rate Swaps The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

Transactions in swap contracts for the six months ended April 30, 2010, were as follows:

NOTIONAL AMOUNT (000'S)
Swaps, outstanding at beginning of period	$20,502
Swaps opened	32,628
Swaps closed	(10,275)
Swaps, outstanding at end of period	$42,855

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2010.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE		LIABILITY DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin	$187,891	†	Variation margin	$(39,611)†
	Unrealized appreciation on open swap contracts	150,688		Unrealized depreciation on open swap contracts	(199,025)
		$338,579			$(238,636)

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended April 30, 2010.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	SWAPS
Interest Rate Risk	$18,691	$(84,614)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	SWAPS
Interest Rate Risk	$143,194	$(78,348)

4. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; and (iii) Class C — up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,274,491 at April 30, 2010.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2010, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2010, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $1,735 and $550, respectively and received $1,187 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. For the six months ended April 30, 2010, advisory fees paid were reduced by $3,436 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. Income distributions earned by the Fund are included in "interest and dividends from affiliates" in the Statement of Operations and totaled $769 for the six months ended April 30, 2010. During the six months ended April 30, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class aggregated $34,657,082 and $28,123,451, respectively.

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the six months ended April 30, 2010 aggregated $114,825,758 and $122,109,239 respectively.

The Fund had the following transactions with Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor for the six months ended April 30, 2010:

PURCHASES	SALES	TOTAL REALIZED GAIN	INCOME	VALUE
—	$497,875	$58,550	$7,590	—

Morgan Stanley Service Company Inc., an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2010, included in "trustees' fees and expenses" in the Statement of Operations amounted to $10,192. At April 30, 2010, the Fund had an accrued pension liability of $65,743, which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2009, the Fund had temporary book/tax differences attributable to mark-to-market of open futures contracts, nondeductible expenses, and dividends payable.

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2010		FOR THE YEAR ENDED OCTOBER 31, 2009
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	159,335	$1,311,750	414,038	$3,325,191
Conversion from Class B	18,858	155,150	24,686	199,301
Reinvestment of dividends	192,105	1,576,945	317,276	2,547,037
Redeemed	(892,164)	(7,351,091)	(2,019,947)	(16,148,217)
Net decrease — Class A	(521,866)	(4,307,246)	(1,263,947)	(10,076,688)
CLASS B SHARES
Sold	42,820	346,081	80,428	636,618
Conversion to Class A	(19,215)	(155,150)	(25,149)	(199,301)
Reinvestment of dividends	17,330	139,544	36,557	287,346
Redeemed	(290,337)	(2,345,769)	(894,062)	(7,021,720)
Net decrease — Class B	(249,402)	(2,015,294)	(802,226)	(6,297,057)
CLASS C SHARES
Sold	5,917	48,505	38,819	307,521
Reinvestment of dividends	6,111	49,688	11,042	87,737
Redeemed	(49,428)	(403,212)	(159,045)	(1,267,366)
Net decrease — Class C	(37,400)	(305,019)	(109,184)	(872,108)
CLASS I SHARES
Sold	—	—	4,792	34,249
Reinvestment of dividends	448	3,608	4,109	31,908
Redeemed	(6,253)	(50,232)	(1,010,612)	(7,704,568)
Net decrease — Class I	(5,805)	(46,624)	(1,001,711)	(7,638,411)
Net decrease in Fund	(814,473)	$(6,674,183)	(3,177,068)	$(24,884,264)

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

9. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Assoc. ("FNMA") and Federal Home Loan Mortgage Corp. ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

10. New Accounting Pronouncement

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this new guidance on the Fund's financial statements, if any, is currently being assessed.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2010		2009		2008		2007		2006	2005
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.25		$7.71		$9.03		$9.08		$9.17	$9.40
Income (loss) from investment operations:
Net investment income	0.12		0.27		0.41		0.45		0.37	0.19
Net realized and unrealized gain (loss)	0.05		0.52		(1.32)		(0.03)		(0.02)	(0.03)
Total income (loss) from investment operations	0.17		0.79		0.91		0.42		0.35	0.16
Less dividends from net investment income	(0.17)		(0.25)		(0.41)		(0.47)		(0.44)	(0.39)
Net asset value, end of period	$8.25		$8.25		$7.71		$9.03		$9.08	$9.17
Total Return(1)	2.18	%(5)	10.24%		(10.22)%		4.76%		3.95%	1.68%
Ratios to Average Net Assets(2):
Total expenses (before expense offset)	1.19	%(3)(6)	1.16	%(3)	1.15	%(3)	1.14	%(3)	1.09%	1.05%
Net investment income	2.78	%(3)(6)	3.31	%(3)	4.83	%(3)	5.00	%(3)	4.21%	2.31%
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.01%		0.00	%(4)	–	–
Supplemental Data:
Net assets, end of period, in thousands	$79,457		$83,782		$88,098		$125,274		$140,929	$170,689
Portfolio turnover rate	125	%(5)	499%		499%		534%		657%	772%

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2010		2009		2008		2007		2006	2005
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.10		$7.57		$8.87		$8.92		$9.00	$9.23
Income (loss) from investment operations:
Net investment income	0.09		0.22		0.35		0.39		0.31	0.12
Net realized and unrealized gain (loss)	0.04		0.51		(1.30)		(0.03)		(0.01)	(0.03)
Total income (loss) from investment operations	0.13		0.73		(0.95)		0.36		0.30	0.09
Less dividends from net investment income	(0.14)		(0.20)		(0.35)		(0.41)		(0.38)	(0.32)
Net asset value, end of period	$8.09		$8.10		$7.57		$8.87		$8.92	$9.00
Total Return(1)	1.89	%(5)	9.44%		(10.80)%		4.23%		3.31%	0.97%
Ratios to Average Net Assets(2):
Total expenses (before expense offset)	1.79	%(3)(6)	1.76	%(3)	1.76	%(3)	1.75	%(3)	1.70%	1.65%
Net investment income	2.18	%(3)(6)	2.71	%(3)	4.22	%(3)	4.39	%(3)	3.61%	1.71%
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.01%		0.00	%(4)	–	–
Supplemental Data:
Net assets, end of period, in thousands	$7,218		$9,240		$14,714		$27,630		$45,202	$73,635
Portfolio turnover rate	125	%(5)	499%		499%		534%		657%	772%

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2010		2009		2008		2007		2006	2005
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.17		$7.64		$8.95		$9.00		$9.08	$9.31
Income (loss) from investment operations:
Net investment income	0.09		0.22		0.35		0.39		0.32	0.13
Net realized and unrealized gain (loss)	0.05		0.51		(1.30)		(0.03)		(0.01)	(0.03)
Total income (loss) from investment operations	0.14		0.73		(0.95)		0.36		0.31	0.10
Less dividends from net investment income	(0.14)		(0.20)		(0.36)		(0.41)		(0.39)	(0.33)
Net asset value, end of period	$8.17		$8.17		$7.64		$8.95		$9.00	$9.08
Total Return(1)	1.88	%(5)	9.51%		(10.78)%		4.24%		3.35%	1.08%
Ratios to Average Net Assets(2):
Total expenses (before expense offset)	1.79	%(3)(6)	1.76	%(3)	1.76	%(3)	1.75	%(3)	1.67%	1.56%
Net investment income	2.18	%(3)(6)	2.71	%(3)	4.22	%(3)	4.39	%(3)	3.64%	1.80%
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.01%		0.00	%(4)	–	–
Supplemental Data:
Net assets, end of period, in thousands	$2,817		$3,123		$3,755		$5,697		$7,244	$9,739
Portfolio turnover rate	125	%(5)	499%		499%		534%		657%	772%

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2010		2009		2008		2007		2006	2005
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.09		$7.56		$8.85		$8.90		$8.98	$9.21
Income (loss) from investment operations:
Net investment income	0.12		0.29		0.42		0.46		0.39	0.20
Net realized and unrealized gain (loss)	0.06		0.50		(1.29)		(0.03)		(0.01)	(0.03)
Total income (loss) from investment operations	0.18		0.79		(0.87)		0.43		0.38	0.17
Less dividends from net investment income	(0.18)		(0.26)		(0.42)		(0.48)		(0.46)	(0.40)
Net asset value, end of period	$8.09		$8.09		$7.56		$8.85		$8.90	$8.98
Total Return(1)	2.32	%(5)	10.51%		(9.96)%		5.01%		4.31%	1.83%
Ratios to Average Net Assets(2):
Total expenses (before expense offset)	0.94	%(3)(6)	0.91	%(3)	0.91	%(3)	0.90	%(3)	0.85%	0.80%
Net investment income	3.03	%(3)(6)	3.56	%(3)	5.07	%(3)	5.24	%(3)	4.46%	2.56%
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.01%		0.00	%(4)	–	–
Supplemental Data:
Net assets, end of period, in thousands	$140		$187		$7,747		$11,255		$11,469	$10,967
Portfolio turnover rate	125	%(5)	499%		499%		534%		657%	772%

  (1)  Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Mortgage Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client

Morgan Stanley Mortgage Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 8p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Morgan Stanley Mortgage Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

INVESTMENT MANAGEMENT

Morgan Stanley
Mortgage
Securities Trust

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2010 Morgan Stanley

Semiannual Report

April 30, 2010

MTGSAN
IU10-02528P-Y04/10

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 22, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2010